[Aetna letterhead]                            Aetna Inc.
[Aetna logo]                                  151 Farmington Avenue
                                              Hartford, CT  06156-3124
May 4, 1999
                                              Ellen Valvo
                                              Paralegal
                                              Law Division, SH11
                                              Investments & Financial Services
                                              (860) 275-2166
                                              Fax:  (860) 275-2158

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

Re:    Aetna Variable Portfolios, Inc.
       Files Nos. 333-05173 and 811-7651
       Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 8 of Aetna Variable Portfolios, Inc. (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 8 to the Fund's Registration Statement on Form N-1A, effective May 3, 1999.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo
    Ellen Valvo